INCOME TAXES (Details) - Reconciliation Of The Income Tax Provision - USD ($)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Income Tax Disclosure [Abstract]
Statutory tax rate	26.00%	26.00%
Loss before income taxes	$ (5,259,749)	$ (4,601,846)
Expected income tax recovery	(1,368,000)	(1,196,000)
Increase (decrease) in income tax recovery resulting from:
Derivative liability	179,000	(265,000)
Other permanent differences	181,000	126,000
Share issue costs	(52,000)	(106,000)
Foreign income taxed at foreign rate	(157,000)	(277,000)
Impact of under-provision in previous year	(140,000)
Expiry of loss carry forward	58,000
Increase in valuation allowance	1,299,000	1,718,000
Income tax recovery